ETFMG Treatments, Testing and Advancements ETF
Schedule of Investments
December 31, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.2%
Canada - 3.5%
Biotechnology - 1.0% (d)
Arbutus Biopharma Corp. (a)	41,470	$161,318
IMV, Inc. (a)(b)	25,336	30,910
VBI Vaccines, Inc. (a)	78,883	184,586
XBiotech, Inc.	9,320	103,732
Total Biotechnology		480,546
Life Sciences Tools & Services - 2.5%
AbCellera Biologics, Inc. (a)	86,325	1,234,448
Total Canada		1,714,994

Cayman Islands - 5.6%
Biotechnology - 5.6% (d)
I-Mab - ADR (a)	23,927	1,133,901
Zai Lab, Ltd. - ADR (a)	26,837	1,686,705
Total Biotechnology		2,820,606

Denmark - 0.1%
Biotechnology - 0.1% (d)
Evaxion Biotech A/S - ADR (a)	7,095	31,360

France - 0.8%
Pharmaceuticals - 0.8%
Sanofi - ADR	8,077	404,658

Germany - 5.0%
Biotechnology - 5.0% (d)
BioNTech SE - ADR (a)	9,702	2,501,176

Japan - 0.8%
Pharmaceuticals - 0.8%
Takeda Pharmaceutical Co., Ltd. - ADR (a)(b)	28,808	392,653

Netherlands - 3.5%
Biotechnology - 0.1% (d)
InflaRx NV (a)	13,546	64,479
Health Care Equipment & Supplies - 3.4%
CureVac NV (a)(b)	49,077	1,683,832
Total Netherlands		1,748,311

United Kingdom - 5.9%
Biotechnology - 4.3% (d)
Immunocore Holdings PLC - ADR (a)	13,679	468,369
Ortho Clinical Diagnostics Holdings PLC (a)	72,624	1,553,427
Vaccitech PLC (a)(b)	10,235	113,711
Total Biotechnology		2,135,507
Pharmaceuticals - 1.6%
AstraZeneca PLC - ADR	7,030	409,498
GlaxoSmithKline PLC - ADR	9,288	409,601
Total Pharmaceuticals		819,099
Total United Kingdom		2,954,606

United States - 74.0%
Biotechnology - 38.3% (d)
AbbVie, Inc. (b)	3,296	446,278
Adagio Therapeutics, Inc. (a)(b)	34,107	247,617
Aligos Therapeutics, Inc. (a)	13,065	155,082
Alnylam Pharmaceuticals, Inc. (a)	17,694	3,000,548
Altimmune, Inc. (a)	12,183	111,596
Arcturus Therapeutics Holdings, Inc. (a)(b)	8,082	299,115
Assembly Biosciences, Inc. (a)	14,673	34,188
Athersys, Inc. (a)	72,117	65,093
Atossa Therapeutics, Inc. (a)	38,820	62,112
BioCryst Pharmaceuticals, Inc. (a)(b)	55,164	764,021
CEL-SCI Corp. (a)(b)	13,191	93,656
Chimerix, Inc. (a)	26,630	171,231
Codiak Biosciences, Inc. (a)	6,857	76,387
ContraFect Corp. (a)	12,058	31,713
Cue Biopharma, Inc. (a)	9,737	110,125
Dynavax Technologies Corp. (a)(b)	36,774	517,410
Emergent BioSolutions, Inc. (a)(b)	16,493	716,951
Enanta Pharmaceuticals, Inc. (a)(b)	6,231	465,954
Enochian Biosciences, Inc. (a)(b)	16,009	116,706
Gilead Sciences, Inc.	5,528	401,388
Gritstone bio, Inc. (a)	20,843	268,041
Hookipa Pharma, Inc. (a)	9,184	21,399
iBio, Inc. (a)	66,820	36,684
Icosavax, Inc. (a)(b)	11,969	273,851
ImmunityBio, Inc. (a)(b)	121,892	741,103
Immunome, Inc. (a)	3,710	48,082
Inovio Pharmaceuticals, Inc. (a)	64,499	321,850
Moderna, Inc. (a)	10,731	2,725,458
Novavax, Inc. (a)(b)	13,317	1,905,263
Ocugen, Inc. (a)(b)	61,065	277,846
OPKO Health, Inc. (a)(b)	208,881	1,004,718
PhaseBio Pharmaceuticals, Inc. (a)	14,743	38,479
Regeneron Pharmaceuticals, Inc. (a)(b)	608	383,964
SAB Biotherapeutics, Inc. (a)	13,328	104,092
Silverback Therapeutics, Inc. (a)	10,753	71,615
Sorrento Therapeutics, Inc. (a)	93,914	436,700
SQZ Biotechnologies Co. (a)	8,604	76,834
Tonix Pharmaceuticals Holding Corp. (a)	134,767	48,206
Vaxart, Inc. (a)(b)	38,405	240,799
Vaxcyte, Inc. (a)	16,183	384,994
Vaxxinity, Inc. - Class A (a)	38,246	214,560
Vir Biotechnology, Inc. (a)(b)	40,124	1,679,992
Total Biotechnology		19,191,701
Health Care Equipment & Supplies - 7.7%
Abbott Laboratories	3,000	422,220
Co-Diagnostics, Inc. (a)	8,858	79,102
Cue Health, Inc. (a)	44,871	601,720
Hologic, Inc. (a)	5,221	399,720
Lucira Health, Inc. (a)	12,025	103,535
Meridian Bioscience, Inc. (a)	13,294	271,198
OraSure Technologies, Inc. (a)	22,085	191,919
Quidel Corp. (a)	12,776	1,724,632
Talis Biomedical Corp. (a)	8,059	32,317
Total Health Care Equipment & Supplies		3,826,363
Health Care Providers & Services - 13.8%
Enzo Biochem, Inc. (a)	14,860	47,701
Fulgent Genetics, Inc. (a)(b)	9,146	919,996
Laboratory Corp. of America Holdings (a)	11,108	3,490,244
Quest Diagnostics, Inc.	13,977	2,418,161
Total Health Care Providers & Services		6,876,102
Life Sciences Tools & Services - 8.9%
Adaptive Biotechnologies Corp. (a)	43,267	1,214,072
Bio-Rad Laboratories, Inc. - Class A (a)	4,324	3,267,084
Total Life Sciences Tools & Services		4,481,156
Pharmaceuticals - 5.3%
Atea Pharmaceuticals, Inc. (a)	25,477	227,764
Bristol-Myers Squibb Co.	6,951	433,394
CorMedix, Inc. (a)	11,676	53,126
Eli Lilly and Co.	1,554	429,246
Johnson & Johnson	2,452	419,464
Merck & Co., Inc.	5,213	399,524
Paratek Pharmaceuticals, Inc. (a)	15,387	69,088
Pfizer, Inc.	7,262	428,821
SIGA Technologies, Inc. (a)	22,722	170,869
Total Pharmaceuticals		2,631,296
Total United States		37,006,618
TOTAL COMMON STOCKS (Cost $56,196,575)		49,574,982

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 23.0%
ETFMG Sit Ultra Short ETF (e)	25,000	1,238,223
Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (c)	10,229,999	10,229,998
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $11,473,974)		11,468,221

SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%
First American Government Obligations Fund - Class X, 0.03% (c)	915,405	915,405
TOTAL SHORT-TERM INVESTMENTS (Cost $915,405)		915,405

Total Investments (Cost $68,585,954) - 126.4%		61,958,608
Liabilities in Excess of Other Assets - (26.4)%		(11,979,491)
TOTAL NET ASSETS - 100.0%		$49,979,117

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at December 31, 2021.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	As of December 31, 2021, the Fund had a significant portion of its assets invested in the Biotechnology industry.
(e)	Affiliated security. A schedule of the Fund’s investments in securities of affiliated securities held during the three months ended December 31, 2021 is set forth below.

Security Name	Value at September 30, 2021	Purchases	Sales	Net Realized Gain (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at December 31, 2021	Ending Shares
ETFMG Sit Ultra Short ETF	$ 1,243,875	$ -	$ -	$ -	$ (5,652)	$ 466	$ 1,238,223	25,000

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), ETFMG 2x Daily Inverse Alternative Harvest ETF (“MJIN”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”), AI Powered Equity ETF (“AIEQ”) and ETFMG Real Estate Tech ETF (‘HHH”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2021, AIEQ, HACK, IPAY, VALT, AWAY, GERM, MJUS, MJ, MJXL, MJIN, SINV, SILX, AWYX, GAMR, IVES, ITEQ, HHH and ETHO did not hold any fair valued securities. As of December 31, 2021, SILJ held two fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2021:

GERM
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$49,574,982	$-	$-	$49,574,982
Short-Term Investments	915,405	-	-	915,405
ETFMG Sit Ultra Short ETF**	1,238,223	-	-	1,238,223
Investments Purchased with Securities Lending Collateral*	-	-	-	10,229,998
Total Investments in Securities	$51,728,610	$-	$-	$61,958,608

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.